As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

Schedule of Investments
December 31, 2004
(Unaudited)

Number			Number
of Shares		Value	of Shares			Value
	COMMON STOCKS - 94.0%

	Advertising Agencies - 1.9%				Electronic Components - 4.1%
62,250	The Interpublic Group		38,329		Agilent Technologies, Inc.*	$923,729
	of Companies, Inc.*	$834,150	55,548		AVX Corporation	699,905
			10,729		Intersil Corporation - Class A	179,603
	Auto Manufacturers - 1.5%					1,803,237
24,550	HONDA MOTOR CO., LTD. - ADR	639,773
					Electronics - 2.1%
	Automotive Services - 1.3%		43,650		OLYMPUS CORPORATION - ADR	930,762
27,300	Adesa, Inc.	579,306
					Financial Services - 10.1%
	Business Services - 2.8%		31,500		CIT Group Inc.	1,443,330
14,700	Automatic Data Processing, Inc.	651,945	16,000		H&R Block, Inc.	784,000
27,600	MoneyGram International, Inc.	583,464	47,950		Janus Capital Group Inc.	806,040
		1,235,409	43,240		NewAlliance Bancshares, Inc.	661,572
			32,800		Sovereign Bancorp, Inc.	739,640
	Chemicals - 1.9%					4,434,582
22,325	The Lubrizol Corporation	822,899
					Food & Beverage - 3.2%
	Closed-End Investment Companies - 0.7%		23,800		Cadbury Schweppes Plc - ADR	897,260
10,862	Tortoise Energy Infrastucture		79,800		Mitchells & Butlers Plc - ADR	516,306
	Corporation	298,053				1,413,566

	Communications & Media - 8.0%				Health Care - 1.9%
36,650	Emmis Communications		25,500		Apria Healthcare Group Inc.*	840,225
	Corporation - Class A*	703,314
29,625	Hearst-Argyle Television, Inc.	781,507			Insurance - 8.3%
62,575	Insight Communications Company,		19,201		Aon Corporation	458,136
	Inc. - Class A*	580,070	10,100		CIGNA Corporation	823,857
48,600	Sinclair Broadcast Group, Inc. -		33,703		Conseco, Inc.*	672,375
	Class A	447,606	21,675		Montpelier Re Holdings Ltd. - f	833,404
31,160	Vivendi Universal SA - ADR*	999,301	46,800		UnumProvident Corporation	839,592
		3,511,798				3,627,364

	Computers & Software - 1.9%				Manufacturing / Production - 7.8%
13,900	Affiliated Computer Services, Inc. -		23,850		Algoma Steel Inc. - f*	583,133
	Class A*	836,641	18,100		EMCOR Group, Inc.*	817,758
			20,700		International Steel Group, Inc.*	839,592
	Consumer Products - 2.1%		28,000		Washington Group International, Inc.*	1,155,000
46,620	AutoNation, Inc.*	895,570				3,395,483

Schedule of Investments (Continued)
December 31, 2004
(Unaudited)

Number			Number
of Shares		Value	of Shares			Value

	Medical - 2.6%				Utilities - 1.6%
13,250	Baxter International Inc.	$ 457,655	18,425		ALLETE, Inc.	$ 677,119
18,473	Triad Hospitals, Inc.*	687,380
		1,145,035			Total common stocks
					(cost $31,666,458)	41,132,623
	Pharmaceuticals - 1.9%
24,107	Hospira, Inc*	807,585			PREFERRED STOCK - 1.0%

	Real Estate - 1.4%				Insurance - 1.0%
9,800	The St. Joe Company	629,160	7,975		PartnerRe Ltd. - f	422,914

	Real Estate Investment Trusts (REITs) - 4.2%				Total preferred stocks
58,190	American Financial Realty Trust	941,514			(cost $402,498)	422,914
49,940	Crescent Real Estate Equities
	Company	911,904	Principal
		1,853,418	Amount
					SHORT-TERM INVESTMENTS - 4.5%
	Retail - 6.7%
37,500	Dillard's, Inc. - Class A	1,007,625			Variable Rate Demand Notes**
23,800	Dollar Tree Stores, Inc.*	682,584	$ 19,565		Wisconsin Corporate Central
21,375	The Gap, Inc.	451,440			Credit Union, 2.0900%	19,565
26,300	The May Department Stores Company	773,220	1,965,000		FHLB Discount Note, 1.0000%, 1/03/05	1,964,907
		2,914,869
					Total short-term investments
	Telecommunications - 9.6%				(cost $1,984,565)	1,984,472
15,450	ALLTEL Corporation	907,842
74,800	Citizens Communications Company	1,031,492			Total investments - 99.5%
112,000	Liberty Media Corporation - Class A*	1,229,760			(cost $34,053,428)	43,540,009
6,745	Liberty Media International, Inc. - Class A*	311,821
9,600	Telephone and Data Systems, Inc.	738,720			Other assets in excess of
		4,219,635			liabilities - 0.5%	218,337

	Transportation - 2.0%				TOTAL NET ASSETS - 100%	$43,758,346
24,800	Canadian Pacific Railway Limited - f	853,368

	Travel & Recreation - 4.4%			*	-- Non-income producing security.
11,850	Carnival Corporation - f	682,916		**	-- Variable rate security as of December 31, 2004.
55,000	Hilton Hotels Corporation	1,250,700		ADR	-- American Depository Receipt.
		1,933,616		[f]	-- Foreign security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)/s/ Mark Foster
             Mark Foster, President

Date   2/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
             Mark Foster, President

Date  2/25/2005

By (Signature and Title)* /s/ Mickey Kim
                                  Mickey Kim, Treasurer

Date 2/25/2005

* Print the name and title of each signing officer under his or her signature.